Capital Stock (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 03, 2013 Series B Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Oct. 03, 2013 Maximum [Member] Series B Preferred Stock [Member]	Dec. 31, 2013 Weighted Average [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants	100,000
Shares issuable on conversion	216,664
Number of shares of preferred stock issued	0	0		550,000
Number of shares available to purchase pursuant to subscription agreement								650,000
Proseeds from sale of convertible preferred stock				$ 550,000
Number of shares converted					550,000
Conversion of Series B Preferred shares into common stock shares, number of shares	414,249
Shares reserved for future issuance	6,874,160
Shares issued	2,560,142	1,832,506
Proceeds from issuance of private placement	4,089,000	2,805,000
Number of warrants issued	2,078,737	112,500
Fair value of warrants issued during period	1,261,036	56,250
Common stock issued for services, shares	431,250	304,000
Common stock issued for services, value	514,375	456,000
Common stock shares issed in cashless exercise of warrants	391,920
Number of warrants in cashless exercise	804,467
Warrants issued for services	253,333
Value of warrants issued for services	199,361
Equity awards to certain employees, shares	18,100
Equity awards to certain employees, value	27,150
Warrants issued	4,657,496	2,449,893	1,946,968
Warrant exercise price						1.00	2.50		1.82
Warrants expiring in 2015	617,501
Warrants expiring in 2016	500,000
Warrants expiring in 2017	527,925
Warrants expiring in 2018	3,012,070
Number of warrants exercisable contingent upon triggering event	500,000
Minimum equity financing requirement	3,000,000
Minimum equity financing requirement with the extension of maturity dates of the notes						1,000,000	1,500,000
Residual portfolio average attrition minimum requirement	1.40%
Shares authorized under the plan	2,000,000
Award maximum contractual life	10 years
Preferred stock, shares issued					550,000
Stock options granted	900,000	200,000
Stock options granted, fair value	582,920
Exercisable options	900,000	400,000
Weighted-average exercise price	$ 1.38	$ 2.00
Intrinsic value	$ 100,000
Weighted-average remaining contractual term	9 years 2 months 12 days
Shares that could become void	700,000
Period after termination of services when the options become void	90 days